Mineral interests	12 Months Ended
Dec. 31, 2022
Mineral interests
Mineral interests

12. Mineral interests

	Mineral
December 31, 2022	Streams	Royalties	Total[1]
Cost
As at January 1, 2022	$1,277,091	$234,476	$1,511,567
Additions[2]	4,163	53,782	57,945
Disposals[3]	—	(2,401)	(2,401)
As at December 31, 2022	$1,281,254	$285,857	$1,567,111

Accumulated depletion and impairments
As at January 1, 2022	$(244,506)	$(41,828)	$(286,334)
Depletion	(39,589)	(9,417)	(49,006)
Impairment charges[4]	—	(3,600)	(3,600)
As at December 31, 2022	$(284,095)	$(54,845)	$(338,940)
Carrying value	$997,159	$231,012	$1,228,171

	Mineral
December 31, 2021	Streams	Royalties	Total[1]
Cost
As at January 1, 2021	$1,276,549	$183,755	$1,460,304
Additions[5]	542	50,721	51,263
As at December 31, 2021	$1,277,091	$234,476	$1,511,567

Accumulated depletion and impairments
As at January 1, 2021	$(200,060)	$(31,524)	$(231,584)
Depletion	(44,446)	(10,304)	(54,750)
As at December 31, 2021	$(244,506)	$(41,828)	$(286,334)
Carrying value	$1,032,585	$192,648	$1,225,233
1.	Includes $1,036,220 (2021: $1,081,063) of depletable mineral interest and $191,951 (2021: $144,170) of non-depletable mineral interest.
2.	Reflects NCU Royalty and Stream amendment, acquisition of Clean Air Metals royalty, Beaufor royalty, and Sofia royalty. Transaction costs incurred to date have been capitalized. See note 6 for further details.
3.	Reflects Talon royalty buy-down which resulted in a gain of $2,099. See note 6h for further details.
4.	Reflects impairment charge taken for the Beaufor royalty. See note 13 for further details.
5.	Reflects acquisition of IAMGOLD royalty portfolio and Nevada Copper Stream reinvestment funding.